Statements of Cash Flows - ILS (₪)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from current operations
Comprehensive loss for the year		₪ (29,443,000)	₪ (34,938,000)	₪ (33,835,000)
Adjustments required to present cash flows from operating activities (Appendix A)		236,000	532,000	(1,185,000)
Net cash used in operating activities		(29,207,000)	(34,406,000)	(35,020,000)
Cash flows from investment activity
Change in deposits restricted as to withdrawal			(5,000)
Changes in short-term deposits				10,070,000
Purchase of property and equipment		(7,000)	(79,000)	(128,000)
Net cash provided by (used in) investment activity		(7,000)	(84,000)	9,942,000
Cash flows from financing activity
Net proceeds received from issuance of units including put options, first promissory note and ADSs as Commitment Shares in transaction of equity line granted				7,170,000
Proceeds received from issuance of ADSs resulted from partial exercise of Commitment Amount under equity line		21,962,000	16,277,000	9,259,000
Repayment of first promissory note				(754,000)
Net proceeds received from issuance of promissory notes		4,650,000	10,532,000	3,597,000
Repayment of government grants		(50,000)	(144,000)
Net proceeds received from issuance of ADSs through private placement transaction
Net proceeds received from issuance of ADSs and warrants as part of shelf prospectus through public offering transaction		4,900,000	4,222,000	3,685,000
Repayment of principal in respect of leasing		(469,000)	(352,000)	(467,000)
Proceeds from issuance of ADSs		1,076,000
Exercise of restricted share units into ordinary shares	[1]
Net cash provided by financing activity		32,069,000	30,535,000	22,490,000
Change in balance of cash and cash equivalents		2,855,000	(3,955,000)	(2,588,000)
Exchange differences on cash and cash equivalents		(2,009,000)	141,000	460,000
Balance of cash and cash equivalents, beginning of year		13,298,000	17,112,000	19,240,000
Balance of cash and cash equivalents, end of year		14,144,000	13,298,000	17,112,000
Income and expenses not involving cash flows
Depreciation		82,000	98,000	98,000
Amortization of right for usage asset		380,000	320,000	425,000
Interest expense in respect of leasing		67,000	95,000	22,000
Share-based payment to service providers as part of shelf prospectus through public offering transaction		124,000
Share-based payment to employees and service providers		175,000	598,000	978,000
Revaluation of derivative warrant liability and related expenses		(3,176,000)	(274,000)	(877,000)
Recognition of discount, interest and exchange differences expenses related to promissory notes		468,000	1,246,000	526,000
Finance expenses incurred from partial exercise of Commitment Amount under equity line		101,000	1,318,000	531,000
Exchange differences on cash and cash equivalent and restricted deposits		2,009,000	(141,000)	(470,000)
Changes in liability in respect of government grants		(735,000)	(224,000)	74,000
Income and expenses not involving cash flows total		(505,000)	3,036,000	1,307,000
Changes in asset and liability items
Decrease (increase) in other current assets		223,000	(177,000)	(493,000)
Decrease (increase) in trade receivables		787,000	(320,000)	(1,008,000)
Decrease (increase) in inventory		1,200,000	(479,000)	(2,508,000)
Decrease in trade payables		(1,220,000)	(2,477,000)	2,347,000
Increase (decrease) in other current liabilities		(249,000)	949,000	(830,000)
Total		741,000	(2,504,000)	(2,492,000)
Adjustments required to present cash flows from operating activities (Appendix A)		236,000	532,000	(1,185,000)
Appendix B - Non-cash investment and financing activities
Recognition of right for usage asset against a leasing liability				1,129,000
Repayment of promissory notes (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line		6,970,000	12,581,000	3,313,000
Appendix C - Additional information pertaining to cash flows
Interest received		₪ 426,000	₪ 404,000	₪ 271,000

[1]	Representing amount lower than NIS 1.